Segment information - Geographic information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	€ 248,921	€ 838,617	€ 914,816
Property and equipment, net	26,682	33,172
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	57,406	192,526	194,416
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	27,491	68,491	73,143
Property and equipment, net	26,289	30,681
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	26,637	85,284	95,893
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	12,440	35,387	41,097
All other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	124,947	456,929	€ 510,267
Property and equipment, net	€ 393	€ 2,491